GENERAL (Major suppliers) (Details)	12 Months Ended
Dec. 31, 2016 countries
Concentration Risk [Line Items]
Number of countries in which entity sells products	50
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Mikroman [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%
Concentration Percentage of Total Inventory	27.00%
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member] | Polat [Member]
Concentration Risk [Line Items]
Concentration risk percentage	36.00%
Concentration Percentage of Total Inventory	25.00%